Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:
As at December 31, 2019	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(129)	80
WTI Option Volatility	± five percent	(45)	42
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	10	(19)

As at December 31, 2018	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(104)	71
WTI Option Volatility	± five percent	(57)	51
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	1	(12)

Undiscounted Cash Outflows Relating to Financial Liabilities

Undiscounted cash outflows relating to financial liabilities are:

As at December 31, 2019	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	2,210	-	-	-	2,210
Risk Management Liabilities (1)	2	-	-	-	2
Long-Term Debt (2)	344	1,338	1,465	9,326	12,473
Contingent Payment (3)	79	69	-	-	148
Lease Liabilities (2)	277	466	410	1,544	2,697

As at December 31, 2018	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	1,833	-	-	-	1,833
Risk Management Liabilities (1)	3	-	-	-	3
Long-Term Debt (2)	1,152	862	2,138	13,256	17,408
Contingent Payment (3)	15	113	15	-	143
Other (4)	-	1	1	2	4
(1)	Risk management liabilities subject to master netting agreements.
(2)	Principal and interest, including current portion.
(3)	Refer to Note 35C for fair value assumptions.

Commodity Price Risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

As at December 31, 2019	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to WTI and Condensate Hedges	3	(3)
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	5	(5)

As at December 31, 2018	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to WTI and Condensate Hedges	(78)	80
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	4	(4)

Currency risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:
For the years ended December 31,	2019	2018
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	250	339
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(250)	(339)

Interest Rate Risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	In respect of these financial instruments, the impact of changes in the interest rate would have resulted in a change to unrealized gains (losses) impacting earnings before income tax as follows:
For the years ended December 31,	2019	2018
50 Basis Points Increase	-	12
50 Basis Points Decrease	-	(13)